3. SIGNIFICANT ACCOUNTING POLICIES: Loss per common share (Policies)	12 Months Ended
Sep. 30, 2019
Policies
Loss per common share

Loss per common share

The Company presents basic and diluted loss per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding, adjusted for own shares held and for the effects of all potential dilutive common shares related to outstanding stock options and warrants issued by the Company.